UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     May 14, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $50,059 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corporation  common           003830106      608   880902     X    SOLE                   880902
Panamerican Beverages          common           P74823108    18045   822098     X    SOLE                   822098
Mariner Healthcare Inc.        common           56845X108     1768   642894     X    SOLE                   642894
NTL Inc.                       common           62940M104     5009   294650     X    SOLE                   294650
Dade Behring Common            common           23342J206     2849   133817     X    SOLE                   133817
Comdisco Hldg Co Inc.          common           200334100    17238   123088     X    SOLE                   123088
Teco Energy                    common           872375100     1231   114123     X    SOLE                   114123
ROTECH HEALTHCARE              common           778669101       37    94248     X    SOLE                    94248
Carnival PLC                   common           14365C103     1965    79250     X    SOLE                    79250
TV Azteca                      common           901145102      269    46346     X    SOLE                    46346
McLeod USA                     common           582266706       26    41339     X    SOLE                    41339
Devon Energy                   common           25179M103        2       41     X    SOLE                       41
Dreyers Grand June 70 call     option           261878102      785     1963     CALL SOLE                     1963
Dreyers Grand June 75 call     option           261878102      107      823     CALL SOLE                      823
McLeod Warrants                warrant          582266110      120   631600     X    SOLE                   631600